EQUITY COMPENSATION PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Stock incentive and option plans
Stock option expiration period	10 years
Stock option vesting period	3 years
SHARES
Outstanding, beginning of year (in shares)	15,125,156	20,126,579	19,988,025
Granted (in shares)	1,640,210	2,238,267	2,661,551
Issued in connection with Nalco merger (in shares)			883,173
Exercised (in shares)	(2,583,026)	(6,774,032)	(3,331,926)
Canceled (in shares)	(256,084)	(465,658)	(74,244)
Outstanding, end of year (in shares)	13,926,256	15,125,156	20,126,579
Exercisable, end of year (in shares)	10,233,265	11,036,700	15,885,276
Vested and expected to vest, end of year (in shares)	13,489,701
AVERAGE PRICE PER SHARE
Outstanding, beginning of year (in dollars per share)	$ 48.29	$ 41.45	$ 38.66
Granted (in dollars per share)	$ 101.22	$ 71.17	$ 55.38
Issued in connection with Nalco merger (in dollars per share)			$ 29.35
Exercised (in dollars per share)	$ 40.68	$ 35.16	$ 32.59
Canceled (in dollars per share)	$ 63.00	$ 53.61	$ 43.68
Outstanding, end of year (in dollars per share)	$ 55.66	$ 48.29	$ 41.45
Exercisable, end of year (in dollars per share)	$ 46.33	$ 42.77	$ 38.57
Vested and expected to vest, end of year (in dollars per shares)	$ 55.17
Total intrinsic value of options exercised during period	$ 123	$ 211	$ 69
Total aggregate intrinsic value of in-the-money options exercisable	592
Total aggregate intrinsic value of in-the-money options outstanding	675
Weighted-average remaining contractual life of options outstanding	6 years 3 months 18 days
Weighted-average remaining contractual life of options exercisable	5 years 3 months 18 days
Aggregate intrinsic value of vested and expected to vest options outstanding	$ 661
Weighted-average remaining contractual life of vested and expected to vest options outstanding	6 years 2 months 12 days